Operating Expenses - Summary of General Administration Expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	€ (24,809)	€ (21,233)	€ (72,193)	€ (61,807)
Other	267	(1,493)	473	2,452
General administration expenses	(27,377)	(32,312)	(81,754)	(86,836)
General Administration Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	(4,446)	(487)	(12,878)	(8,391)
Personnel costs	(18,064)	(26,796)	(50,961)	(57,103)
Insurance	(1,659)	(721)	(4,509)	(2,192)
IT & Consulting	(2,607)	(122)	(3,035)	(10,065)
Other	€ (601)	€ (4,186)	€ (10,371)	€ (9,085)